Advances for Vessel Acquistion and Vessel under Construction	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Advances For Assets Acquisition And Assets Under Construction

5. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2012	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902
Advances paid, including capitalized expenses and interest	93,100
Transferred to vessel cost	(82,592)
Balance, September 30, 2013	$50,410

Advances paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2012 and the nine-month period ended September 30, 2013 such payments were made for the following vessels:

•        During the year ended December 31, 2012: Venus Horizon, Efrossini, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer, Koulitsa, Paraskevi, Hull No J0131, Hull 814(Zoe), Hull 1659, Hull 1660, Hull 1685, Hull 1686 and Hull 8126; and

•        During the nine month period ended September 30, 2013: Paraskevi, Zoe, Xenia, Pedhoulas Commander, Hull 1659, Hull 1660, Hull 1685, Hull 1686. Hull 8126, Hull 821 and Hull 822.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

         During the year ended December 31,2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer and Koulitsa; and

•        During the nine months period ended September 30, 2013: Paraskevi, Pedhoulas Commander, Xenia and Zoe.

Asset purchase cancellation relates to the cancellation of the acquisition of Hull No J0131 during the year ended December 31, 2012 , discussed in Note 3.